Prepaid and Deposits - Schedule of Prepaid and Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid and Deposits [abstract]
Insurance	$ 1,144	$ 615
Debt issuance cost	599
Advances to suppliers	1,115	178
Other prepaids	80	281
Prepaid and Deposits	$ 2,938	$ 1,074